Pay vs Performance Disclosure	12 Months Ended
Dec. 31, 2022 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for PEO(2)	Compensation Actually Paid for PEO (2)(4)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(3)	Average Compensation Actually Paid for Non-PEO Named Executive Officers(3)(4)	Net Income (in thousands)
2022	$330,802	$330,802	$237,784	$237,784	$(54,501)

Named Executive Officers, Footnote [Text Block]	The principal executive officer, or the PEO, for 2022 is Kendall K. Young.The non-PEO named executive officer for 2022 is Nicholas R. Balzo.
PEO Total Compensation Amount	$ 330,802
PEO Actually Paid Compensation Amount	$ 330,802
Adjustment To PEO Compensation, Footnote [Text Block]	We did not make any adjustments to the Summary Compensation table total to calculate CAP because the Company did not grant any option or stock awards in 2022, nor does the Company maintain a pension plan.
Non-PEO NEO Average Total Compensation Amount	$ 237,784
Non-PEO NEO Average Compensation Actually Paid Amount	$ 237,784
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	We did not make any adjustments to the Summary Compensation table total to calculate CAP because the Company did not grant any option or stock awards in 2022, nor does the Company maintain a pension plan.
Compensation Actually Paid vs. Net Income [Text Block]
Description of CAP versus Net Income

The CAP for the PEO and CAP for the non-PEO named executive officer was $330,802 and $237,784, respectively, relative to a net loss for the Company, calculated in accordance with U.S. GAAP, of approximately $55 million in 2022. The Company does not use net income as a performance measure in evaluating executive compensation. Net income is determined using cost accounting for real estate assets which assumes that the value of the Company’s properties diminishes predictably over time. Historically, the value of the Company’s properties do not depreciate over time but are instead based on other market factors including current revenues and estimated future growth. For this reason, the Compensation Committee believes that net income is not the best performance measure for use in evaluating executive compensation.

Net Income (Loss)	$ (54,501,000)
PEO Name	Kendall K. Young
Additional 402(v) Disclosure [Text Block]	As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid,” or CAP, to our named executive officers and certain financial performance metrics. Our shares are not listed on any national securities exchange; accordingly, we omitted from the table the columns pertaining to total stockholder return metrics. We also omitted the column for a “Company Selected Performance Measure” and the tabular list of financial performance measures. As discussed earlier in the Compensation Discussion and Analysis, we completed our internalization on October 21, 2022, and prior to such date, our named executive officers were compensated by our Former Advisor. In 2022, we did not use any financial performance measures to link executive compensation actually paid to company performance; instead, the non-equity annual incentive awards earned by our named executive officers for 2022 were based on each executive officer’s individual performance.